(Loss) / Earnings Per Share - Schedule of Basic and Diluted (Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net (loss) or income attributable to equity holders of the parent - basic	$ (158,240)	$ (24,903)	$ 217,749
Convertible Notes interest expense	0	0	19,630
Convertible Notes deferred financing amortization	0	0	1,756
Net (loss) or income attributable to equity holders of the parent - diluted	$ (158,240)	$ (24,903)	$ 239,135
Basic weighted average number of shares (in shares)	215,333,402	161,118,654	161,436,449
Effect of dilutive potential basic shares:
Restricted stock (in shares)	0	0	7,323,894
Convertible notes (in shares)	0	0	30,978,983
Dilutive shares (in shares)	0	0	38,302,877
Diluted weighted average number of shares	215,333,402	161,118,654	199,739,326
(Loss) / earnings per share, basic (in USD per share)	$ (0.73)	$ (0.15)	$ 1.35
(Loss) / earnings per share, diluted (in USD per share)	$ (0.73)	$ (0.15)	$ 1.20